Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Agency customer	Dec. 31, 2019 USD ($) Agency	Dec. 31, 2018 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 3,496,892	$ 2,404,220
Current liabilities denominated in RMB	958,370	800,855
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 3,000,000	2,200,000
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,651,300	$ 936,900
Percentage of benchmark derived from specified source	47.00%	39.00%
Consolidated net revenues benchmark | Customer concentration risk
Concentration of risks
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	9.00%	6.00%	7.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	28.00%	14.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 492,000	$ 422,200
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 947,600	$ 744,200
Percentage of benchmark derived from specified source	99.00%	93.00%
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10	10
Percentage of benchmark derived from specified source	32.00%	28.00%	26.00%